PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2014
PREMISES AND EQUIPMENT
Schedule of premises and equipment

	2014	2013

Land	$5,578,914	$5,578,914
Office buildings and improvements	16,608,242	16,194,896
Furniture and equipment	13,914,587	13,177,233
	36,101,743	34,951,043
Less accumulated depreciation	(18,842,392)	(17,091,930)

Total	$17,259,351	$17,859,113

Schedule of future minimum rental commitments under non-cancelable leases
Due in years ending September 30,
2015	$1,668,309
2016	1,471,989
2017	1,209,531
2018	876,483
2019	644,287
Thereafter	612,107
Total	$6,482,706